Variable Interest Entities - Nonconsolidated VIEs (Details) - Social Finance, Inc. - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Securitization investments	$ 462,109	$ 496,935	$ 653,952
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Securitization investments	462,109	496,935	653,952
Variable Interest Entity, Not Primary Beneficiary | Personal loans
Variable Interest Entity [Line Items]
Securitization investments	60,412	71,115	181,703
Variable Interest Entity, Not Primary Beneficiary | Student loans
Variable Interest Entity [Line Items]
Securitization investments	$ 401,697	$ 425,820	$ 472,249